INSURANCE CLAIMS (Details) - Schedule of Insurance Claims - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INSURANCE CLAIMS (Details) - Schedule of Insurance Claims [Line Items]
Total insurance claims	£ 15,578	£ 22,344	£ 5,729
Deaths [Member]
INSURANCE CLAIMS (Details) - Schedule of Insurance Claims [Line Items]
Claims and surrenders	(675)	(635)	(631)
Maturities [Member]
INSURANCE CLAIMS (Details) - Schedule of Insurance Claims [Line Items]
Claims and surrenders	(1,280)	(1,347)	(1,348)
Surrenders [Member]
INSURANCE CLAIMS (Details) - Schedule of Insurance Claims [Line Items]
Claims and surrenders	(5,674)	(5,444)	(4,811)
Annuities [member]
INSURANCE CLAIMS (Details) - Schedule of Insurance Claims [Line Items]
Claims and surrenders	(985)	(949)	(902)
Other [Member]
INSURANCE CLAIMS (Details) - Schedule of Insurance Claims [Line Items]
Claims and surrenders	(284)	(242)	(291)
Life insurance contracts [member]
INSURANCE CLAIMS (Details) - Schedule of Insurance Claims [Line Items]
Claims and surrenders	(8,898)	(8,617)	(7,983)
Change in insurance and participating investment contracts (note 31)	(9,067)	(14,160)	2,898
Change in non-participating investment contracts	2,836	679	(438)
	(15,129)	(22,098)	(5,523)
Reinsurers’ share	35	106	101
	(15,094)	(21,992)	(5,422)
Change in unallocated surplus	(147)	14	63
Total insurance claims	(15,241)	(21,978)	(5,359)
Non-life insurance contracts [member]
INSURANCE CLAIMS (Details) - Schedule of Insurance Claims [Line Items]
Total insurance claims	(337)	(366)	(370)
Total [Member]
INSURANCE CLAIMS (Details) - Schedule of Insurance Claims [Line Items]
Total insurance claims	(15,578)	(22,344)	(5,729)
Total life insurance gross claims and surrenders	£ (8,898)	£ (8,617)	£ (7,983)